ACCRUED LIABILITIES AND OTHER PAYABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Accrued employees’ social insurance	$266,690	$270,349
Accrued payroll and commission	309,903	307,331
Accrued rent expense	30,107	32,746
Construction payable	1,363,366	1,384,674
Payable for equipment purchase	26,833	32,278
Accrued professional fees	160,648	233,894
Deposit	11,357	11,308
Other payables	63,363	83,910
Total	$2,232,267	$2,356,490

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Accrued employees’ social insurance	$270,349	$327,735
Accrued payroll and commission	307,331	179,183
Accrued rent expense	32,746	29,000
Construction payable	1,384,674	111,807
Payable for equipment purchase	32,278	-
Accrued professional fees	233,894	50,840
Deposit	11,308	12,239
Other payables	83,910	41,596
Total	$2,356,490	$752,400